Summary of Activity of Crypto Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Beginning balance
Addition	30,000
Recognized loss	(8,541)
Ending balance	¥ 21,459